N-2	6 Months Ended
Nov. 30, 2024 shares
Prospectus [Line Items]
Document Period End Date	Nov. 30, 2024
Cover [Abstract]
Entity Central Index Key	0001864208
Amendment Flag	false
Document Type	N-CSRS
Entity Registrant Name	Guggenheim Active Allocation Fund
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]	The Fund’s investment objective is to maximize total return through a combination of current income and capital appreciation. The Fund seeks to achieve its investment objective by investing in a wide range of both fixed-income and other debt instruments selected from a variety of sectors and credit qualities. The Fund may also invest in common stocks and other equity investments that the Fund’s sub-adviser believes offer attractive yield and/or capital appreciation potential. The Fund uses tactical asset allocation models to determine the optimal allocation of its assets between fixed-income and equity securities.
Latest Premium (Discount) to NAV [Percent]	(7.58%)
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Authorized [Shares]	32,980,083
Below Investment Grade Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The views expressed in this report reflect those of the portfolio managers only through the report period as stated on the cover. These views are subject to change at any time, based on market and other conditions and should not be construed as a recommendation of any kind. The material may also include forward looking statements that involve risk and uncertainty, and there is no guarantee that any predictions will come to pass.

There can be no assurance that the Fund will achieve its investment objective. The net asset value and market price of the Fund’s shares will fluctuate, sometimes independently, based on market, economic, issuer-specific and other factors affecting the Fund and its investments. The market price of Fund shares will either be above (premium) or below (discount) their net asset value. Although the net asset value of Fund shares is often considered in determining whether to purchase or sell Fund shares, whether investors will realize gains or losses upon the sale of Fund shares will depend upon whether the market price of Fund shares at the time of sale is above or below the investor’s purchase price, taking into account transaction costs for the shares, and is not directly dependent upon the Fund’s net asset value. Market price movements of Fund shares are thus material to investors and may result in losses, even when net asset value has increased. The Fund is designed for long-term investors; investors should not view the Fund as a vehicle for trading purposes.

Risk is inherent in all investing, including the loss of your entire principal. Therefore, before investing you should consider the risks carefully. Investors should be aware that the Fund’s investments and a shareholder’s investment in the Fund are subject to various risk factors, including investment risk, which could result in the loss of the entire principal amount that you invest, reduced yield and/or income and sudden and substantial losses. Certain of these risk factors are described below. Please see the Fund’s most recent annual report on Form N-CSR and guggenheiminvestments.com/gug for a more detailed description of the risks of investing in the Fund. Shareholders also may access the Fund’s most recent annual report on the EDGAR Database on the Securities and Exchange Commission’s website at www.sec.gov.

The fact that a particular risk below is not specifically identified as being heightened under current conditions does not mean that the risk is not greater than under normal conditions.

Risks Abstract [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Below Investment Grade Securities Risk. The Fund may invest in Income Securities rated below-investment grade or, if unrated, determined by GPIM to be of comparable credit quality, which are commonly referred to as “high-yield” or “junk” bonds. Investment in securities of below-investment grade quality involves substantial risk of loss, the risk of which is particularly acute under adverse market or economic conditions. Income Securities of below-investment grade quality are predominantly speculative with respect to the issuer’s continuing capacity to pay interest and repay principal when due and therefore involve additional and heightened risks compared to investment grade bonds, including a greater risk of default or decline in market value or income due to adverse economic and issuer-specific developments, such as financial condition, operating results and outlook and real or perceived adverse economic and competitive industry conditions. Accordingly, the performance of the Trust and a shareholder’s investment in the Trust may be adversely affected if an issuer is unable to pay interest and repay principal, either on time or at all. Issuers of below-investment grade securities are not perceived to be as strong financially as those with higher credit ratings. Securities of below investment grade quality may experience greater price volatility than higher-rated securities of similar maturity. Securities of below investment grade quality may involve a greater risk of default or decline in market value or income due to adverse economic and issuer-specific developments, such as operating results and outlook and to real or perceived adverse economic and competitive industry conditions. Generally, the risks associated with below-investment grade securities are heightened during times of weakening economic conditions or rising interest rates (particularly for issuers that are highly leveraged).

Common Equity Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Common Equity Securities Risk. The Fund may invest in common stocks, limited liability company interests, trust certificates and other equity investments (“Common Equity Securities”). An adverse event, such as an unfavorable earnings report or other corporate development, may depress the value of a particular common stock held by the Fund. Also, the prices of equity securities are sensitive to general movements in the stock market, so a drop in the stock market may depress the prices of equity securities to which the Fund has exposure. Common Equity Securities’ prices fluctuate for a number of reasons, including changes in investors’ perceptions of the financial condition of an issuer, the general condition of the relevant stock market, and broader domestic and international political and economic events. The prices of Common Equity Securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. The value of a particular common stock held by the Fund may decline for a number of other reasons which directly relate to the issuer, such as management performance, financial leverage, the issuer’s historical and prospective earnings, the value of its assets and reduced demand for its goods and services. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.
Convertible Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Convertible Securities Risk. Convertible securities, debt or preferred equity securities convertible into, or exchangeable for, equity securities, are generally preferred stocks and other securities, including fixed-income securities and warrants that are convertible into or exercisable for common stock. Convertible securities generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree and are subject to the risks associated with debt and equity securities, including interest rate, market and issuer risks. For example, if market interest rates rise, the value of a convertible security usually falls. Certain convertible securities may combine higher or lower current income with options and other features. Warrants are options to buy a stated number of shares of common stock at a specified price anytime during the life of the warrants (generally, two or more years). Convertible securities may be lower-rated securities subject to greater levels of credit risk.

A convertible security may be converted before it would otherwise be most appropriate, which may have an adverse effect on the Fund’s ability to achieve its investment objective.

Corporate Bond Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Corporate Bond Risk. Corporate bonds are debt obligations issued by corporations and other business entities. Corporate bonds may be either secured or unsecured. Collateral used for secured debt includes real property, machinery, equipment, accounts receivable, stocks, bonds or notes. If a bond is unsecured, it is known as a debenture. Bondholders, as creditors, have a prior legal claim over common and preferred stockholders as to both income and assets of the corporation for the principal and interest due them and may have a prior claim over other creditors if liens or mortgages are involved. Interest on corporate bonds may be fixed or floating, or the bonds may be zero coupons. Interest on corporate bonds is typically paid semi-annually and is fully taxable to the bondholder. Corporate bonds contain elements of both interest-rate risk and credit risk and are subject to the risks associated with other debt securities, among other risks. The market value of a corporate bond generally is expected to rise and fall inversely with interest rates and be affected by the credit rating of the corporation, the corporation’s performance and perceptions of the corporation in the marketplace. Depending on the nature of the seniority provisions, a senior corporate bond may be junior to other credit securities of the issuer. The market value of a corporate bond may be affected by factors directly related to the issuer, such as investors’ perceptions of the creditworthiness of the issuer, the issuer’s financial performance, perceptions of the issuer in the marketplace, performance of management of the issuer, the issuer’s capital structure and use of financial leverage and demand for the issuer’s goods and services. There is a risk that the issuers of corporate bonds may not be able to meet their obligations on interest or principal payments at the time called for by an instrument or at all. Corporate bonds of below investment grade quality are often high risk and have speculative characteristics and may be particularly susceptible to adverse issuer-specific and other developments.

Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Credit Risk. The Fund could lose money if the issuer or guarantor of a debt instrument, a counterparty to a derivatives transaction or other transaction (such as a repurchase agreement or a loan of portfolio securities or other instruments) or other obligor to the Fund is unable or unwilling, or perceived (whether by market participants, rating agencies, pricing services or otherwise) to be unable or unwilling, to pay interest or repay principal on time or defaults or otherwise fails to meet obligations. This risk is heightened in market environments where interest rates are changing, notably when rates are rising or when refinancing obligations becomes more challenging. Also, the issuer, guarantor or counterparty may suffer adverse changes in its financial condition, the value of its assets, prospective earnings, demands for its goods and services or be adversely affected by economic, political or social conditions that could lower the financial condition or credit quality (or the market’s perception of the financial condition or credit quality) of the issuer, instrument, guarantor or counterparty, leading to greater volatility in the price of the instrument and in shares of the Fund. Although credit quality may not accurately reflect the true credit risk of an instrument, credit quality (and credit risks) are subject to change and a change in the credit quality rating of an instrument or an issuer can have a rapid, adverse effect on the instrument’s value, price volatility and liquidity and make it more difficult for the Fund to sell at an advantageous price or time. The risk of the occurrence of these types of events is heightened in market environments where interest rates are changing, notably when rates are rising. High yield or below investment grade securities are particularly subject to credit risk.
Derivatives Transactions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Derivatives Transactions Risk. In addition to the Covered Call Option Strategy and other options strategies, the Fund may, but is not required to, utilize other derivatives, including options, futures contracts, swap agreements, forward foreign currency exchange contracts and other similar strategic transactions to seek to earn income, facilitate portfolio management and mitigate risks. Participation in derivatives markets transactions involves investment risks and transaction costs to which the Fund would not be subject absent the use of these strategies (other than its covered call writing strategy). There may be imperfect correlation between the value of derivative instruments and the underlying assets. Derivatives transactions may be subject to risks associated with the possible default of the other party to the transaction. Derivative instruments may be illiquid. Certain derivatives transactions may have economic characteristics similar to leverage, in that relatively small market movements may result in large changes in the value of an investment. Certain derivatives transactions that involve leverage can result in losses that greatly exceed the amount originally invested. Changes in value of a derivative may also create sudden margin delivery or settlement payment obligations for the Fund, which can materially affect the performance of the Fund and its liquidity and other risk profiles. Furthermore, the Fund’s ability to successfully use derivatives transactions depends on GPIM’s ability to predict pertinent securities prices, interest rates, currency exchange rates and other economic and market factors, which cannot be assured. Derivatives transactions utilizing instruments denominated in foreign currencies will expose the Fund to foreign currency risk. To the extent the Fund enters into derivatives transactions to hedge exposure to foreign currencies, such transactions may not be successful and may eliminate any chance for the Fund to benefit from favorable fluctuations in relevant foreign currencies. Furthermore, the Fund may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar. The use of derivatives transactions may result in losses greater than if they had not been used, may require the Fund to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Fund can realize on an investment or may cause the Fund to hold a security that it might otherwise sell. Derivatives transactions involve risks of mispricing or improper valuation. The Fund may be required to deposit amounts as premiums or to be held in margin accounts. Such amounts may not otherwise be available to the Fund for investment purposes. Derivatives transactions also are subject to operational risk, including from documentation issues, settlement issues, system failures, inadequate controls, and human error, and legal risk, including risk of insufficient documentation, insufficient capacity or authority of a counterparty, or legality or enforceability of a contract. Derivatives transactions may involve commissions and other costs, which may increase the Fund’s expenses and reduce its return. Various legislative and regulatory initiatives may impact the availability, liquidity and cost of derivative instruments, limit or restrict the ability of the Fund to use certain derivative instruments or transact with certain counterparties as a part of its investment strategy, increase the costs of using derivative instruments or make derivative instruments less effective.

Financial Leverage And Leveraged Transactions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Financial Leverage and Leveraged Transactions Risk. The Fund may seek to enhance the level of its current distributions by utilizing financial leverage through the issuance of preferred shares (“Preferred Shares”) and through Borrowings, or through a combination of the foregoing (collectively “Financial Leverage”). Although the use of Financial Leverage and leveraged transactions by the Fund may create an opportunity for increased after-tax total return for the Fund’s common shares, it also results in additional risks and can magnify the effect of any losses. If the income and gains earned on securities purchased with Financial Leverage and leveraged transaction proceeds are greater than the cost of Financial Leverage and leveraged transactions, the Fund’s return will be greater than if Financial

Leverage and leveraged transactions had not been used. Conversely, if the income or gains from the securities purchased with such proceeds does not cover the cost of Financial Leverage and leveraged transactions, the return to the Fund will be less than if Financial Leverage and leveraged transactions had not been used. There can be no assurance that a leveraging strategy will be implemented or that it will be successful during any period during which it is employed.

Financial Leverage and the use of leveraged transactions involve risks and special considerations for shareholders, including the likelihood of greater volatility of NAV and market price of and dividends on the Fund’s common shares than a comparable portfolio without leverage; the risk that fluctuations in interest rates on Borrowings or in the dividend rate on any Preferred Shares that the Fund must pay will reduce the return to the shareholders; and the effect of Financial Leverage and leveraged transactions in a declining market, which is likely to cause a greater decline in the NAV of the Fund’s common shares than if the Fund were not leveraged, which may result in a greater decline in the market price of the common shares. Investments in Investment Funds (as defined below) and certain other pooled and structured finance vehicles, such as collateralized loan obligations, frequently expose the Fund to an additional layer of financial leverage and, thus, increase the Fund’s exposure to leverage risk.

Current Fixed Income And Debt Market Conditions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Current Fixed-Income and Debt Market Conditions. Fixed-income and debt market conditions are highly unpredictable and some parts of the market are subject to dislocations. In response to market and economic conditions, governmental authorities may implement significant fiscal and monetary policy changes, including changing interest rates and implementation of quantitative tightening or easing. These and other fiscal and monetary policy actions present heightened risks, particularly to fixed-income and debt instruments, and such risks could be even further heightened if these actions are ineffective in achieving their desired outcomes or are quickly reversed. It is difficult to accurately predict changes in the Federal Reserve monetary policies and the effect of any such changes or policies. Certain economic conditions and market environments will expose fixed-income and debt instruments to heightened volatility and reduced liquidity, which can impact the Fund’s investments and may negatively impact the Fund’s characteristics, which in turn would impact performance.

Investment And Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Investment and Market Risk. An investment in the common shares is subject to investment risk, including the possible loss of the entire principal amount that you invest. During periods of adverse economic, financial, market, geopolitical, labor and public health conditions, the risks associated with an investment in Common Shares may be heightened. An investment in the common shares represents an indirect investment in the securities owned by the Fund. The value of, or income generated by, the investments held by the Fund are subject to the possibility of rapid and unpredictable fluctuation. These fluctuations may occur frequently and in large amounts. These movements may result from factors affecting individual companies, issuers or particular industries, or from broader influences, including real or perceived changes in prevailing interest rates, changes in inflation or expectations about inflation, investor confidence or economic, political (including geopolitical), social or financial market conditions, tariffs and trade disruptions, recession, changes in currency rates, increased instability or general uncertainty, extreme weather, natural/environmental or man-made disasters, cyber attacks, terrorism, governmental or quasi-governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the escalated conflict in the Middle East and the ongoing Russia-Ukraine conflict and its risk of expansion or collateral economic and other effects) or ratings downgrades, and other similar types of events, each of which may be temporary or last for extended periods. Many economies and markets have experienced high inflation rates in recent periods. In response to such inflation, governmental and quasi-governmental authorities have implemented significant fiscal and monetary policies such as increasing interest rates and quantitative tightening (reduction of money available in the market) which may adversely affect financial markets and the broader economy, as well as the Fund’s performance.

In addition, adverse changes in one sector or industry or with respect to a particular company could negatively impact companies in other sectors or industries or increase market volatility as a result of the interconnected nature of economies and markets and thus negatively affect the Fund’s performance. For example, developments in the banking or financial services sectors (one or more companies operating in these sectors) could adversely impact a wide range of companies and issuers. These types of adverse developments could negatively affect the Fund’s performance or operations. It may be difficult for the market to assess the immediate impact of an event on an issuer or security due to uncertainty that may surround such events; the impact of such an event on a security’s valuation may be delayed.

Different sectors, industries and security types may react differently to such developments and, when the market performs well, there is no assurance that the Fund’s investments will increase in value along with the broader markets and the Fund’s investments may underperform general securities markets or other investments. Volatility of financial markets, including potentially extreme volatility caused by the events described above or other events, can expose the Fund to greater market risk than normal, possibly resulting in greatly reduced liquidity, increased volatility and valuation risks and longer than usual trade settlement periods. Moreover, changing economic, political, social, geopolitical, financial market, or other conditions in one country or geographic region could adversely affect the value, yield and return of the investments held by the Fund in a different country or geographic region because of the increasingly interconnected global economies and financial markets.

At any point in time, your common shares may be worth less than your original investment, even after including the reinvestment of Fund dividends and distributions.

Investment Funds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Investment Funds Risk. The Fund may also obtain investment exposure to Income Securities and Common Equity Securities by investing in other investment companies, including registered investment companies, private investment funds and/or other pooled investment vehicles (collectively, “Investment Funds”). These investments include open-end funds, closed-end funds, exchange-traded funds (“ETFs”) and business development companies as well as other pooled investment vehicles. Investments in Investment Funds present certain special considerations and risks not present in making direct investments in Income Securities and Common Equity Securities, and in addition to these risks, investments in Investment Funds subject the Fund to the risks affecting such Investment Funds and involve operating expenses and fees that are in addition to the expenses and fees borne by the Fund. Such expenses and fees attributable to the Fund’s investment in another Investment Fund are borne indirectly by common shareholders. Accordingly, investment in such entities involves expenses and fees at both levels. Fees and expenses of other Investment Funds in which the Fund invests may be similar to the fees and expenses borne of the Fund and can include asset-based management fees and administrative fees payable to such entities’ advisers and managers, as well as other expenses borne by such entities. To the extent management fees of Investment Funds are based on total gross assets, it may create an incentive for such entities’ managers to employ Financial Leverage, thereby adding additional expense and increasing volatility and risk (including the Fund’s overall exposure to leverage risk). Fees payable to advisers and managers of Investment Funds may include performance-based incentive fees calculated as a percentage of profits. Such incentive fees directly reduce the return that otherwise would have been earned by investors over the applicable period. A performance-based fee arrangement may create incentives for an adviser or manager to take greater investment risks in the hope of earning a higher profit participation. Investments in Investment Funds frequently expose the Fund to an additional layer of financial leverage and, thus, increase the Fund’s exposure to the risks associated with financial leverage (such as higher risk of volatility and magnified financial losses).

When the Fund invests in private investment funds, such investments pose additional risks to the Fund, in addition to those risks described above with respect to all Investment Funds. Certain private investment funds involve capital call provisions under which an investor is obligated to make additional investments at specified levels even if it would otherwise choose not to. Investments in private investment funds may have very limited liquidity. Often there will be no secondary market for such investments and the ability to redeem or otherwise withdraw from a private investment fund may be prohibited during the term of the private investment fund or, if permitted, may be infrequent. Certain private investment funds are subject to “lock-up” periods of a year or more. The valuation of investments in private investment funds are often subject to high conflicts and valuation risks. Investors in private investment funds are also often exposed to increased leverage risk.

Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Liquidity Risk. The Fund may invest without limitation in Income Securities for which there is no readily available trading market or which are unregistered, restricted or otherwise illiquid, including certain high-yield securities. The Fund invests in privately issued securities of both public and private companies, which may be illiquid. The Fund may not be able to readily dispose of illiquid securities and obligations at prices that approximate those at which the Fund could sell such assets and obligations if they were more widely traded and, as a result of such illiquidity, the Fund may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations. As a result, the Fund may be unable to achieve its desired level of exposure to certain issuers, asset classes or sectors. The capacity of market makers of fixed-income and other debt instruments has not kept pace with the consistent growth in these markets over the past decades, which has led to reduced levels in the capacity of these market makers to engage in trading and provide liquidity to markets. In addition, limited liquidity could affect the market price of investments, thereby adversely affecting the Fund’s NAV and ability to make distributions. Dislocations in certain parts of markets have in the past and may in the future result in reduced liquidity for certain investments. Liquidity of financial markets may also be affected by government intervention and political, social, public health, economic or market developments (including rapid interest rate changes). Liquidity risk is heightened in a changing interest rate environment, particularly for fixed-income and other debt instruments.
Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Management Risk. The Fund is subject to management risk because it has an actively managed portfolio. GPIM will apply investment techniques and risk analysis in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results or expected returns, causing the Fund to fail to meet its investment objective or underperform its benchmark index or funds with similar investment objectives and strategies. The Fund’s allocation of its investments across various asset classes and sectors may vary significantly over time based on GPIM’s analysis and judgment. As a result, the particular risks most relevant to an investment in the Fund, as well as the overall risk profile of the Fund’s portfolio, may vary over time. The ability of the Fund to achieve its investment objective depends, in part, on GPIM’s investment decisions and the ability of GPIM to allocate effectively the Fund’s assets among multiple investment strategies, underlying funds and investments and asset classes. There can be no assurance that the actual allocations will be effective in achieving the Fund’s investment objective or that an investment strategy or underlying fund or investment will achieve its particular investment objective.
Preferred Securities Stock Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Preferred Securities/Preferred Stock Risk. The Fund may invest in preferred stock, which represents the senior residual interest in the assets of an issuer after meeting all claims, with priority to corporate income and liquidation payments over the issuer’s common stock, to the extent proceeds are available after paying any more senior creditors. As such, preferred stock is inherently riskier than the bonds and other debt instruments of the issuer, but less risky than its common stock. Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip (in the case of “non-cumulative” preferred stocks) or defer (in the case of “cumulative” preferred stocks) dividend payments. Preferred stocks often contain provisions that allow for redemption in the event of certain tax or legal changes or at the issuer’s call. Preferred stocks typically do not provide any voting rights, except in cases when dividends are in arrears beyond a certain time period. There is no assurance that dividends on preferred stocks in which the Fund invests will be declared or otherwise made payable. If the Fund owns preferred stock that is deferring its distributions, the Fund may be required to report income for U.S. federal income tax purposes while it is not receiving cash payments corresponding to such income. When interest rates fall below the rate payable on an issue of preferred stock or for other reasons, the issuer may redeem the preferred stock, generally after an initial period of call protection in which the stock is not redeemable. Preferred stocks may be significantly less liquid than many other securities, such as U.S. government securities, corporate debt and common stock.

Prepayment And Extension Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Prepayment and Extension Risk. Certain debt instruments, including loans and loan participations (including senior secured floating rate loans, “second lien” secured floating rate loans, and other types of secured and unsecured loans with fixed and variable interest rates) (collectively, “Loans”) and mortgage-and other asset-backed securities, are subject to the risk that payments on principal may occur more quickly or earlier than expected (or an investment is converted or redeemed prior to maturity). These types of instruments are particularly subject to prepayment risk, and offer less potential for gains, during periods of declining interest rates. For example, an issuer may exercise its right to redeem outstanding debt securities prior to their maturity (known as a “call”) or otherwise pay principal earlier than expected for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls or “prepays” a security in which the Fund has invested, the Fund may not recoup the full amount of its initial investment and may be required to reinvest in generally lower-yielding securities, securities with greater credit risks or securities with other, less favorable features or terms than the security in which the Fund initially invested, thus potentially reducing the Fund’s yield. Income Securities frequently have call features that allow the issuer to repurchase the security prior to its stated maturity. Loans and mortgage- and other asset-backed securities are particularly subject to prepayment risk, and offer less potential for gains, during periods of declining interest rates (or narrower spreads) as issuers of higher interest rate debt instruments pay off debts earlier than expected. In addition, the Fund may lose any premiums paid to acquire the investment. Other factors, such as excess cash flows, may also contribute to prepayment risk. Thus, changes in interest rates may cause volatility in the value of and income received from these types of debt instruments. In this event, the Fund might be forced to forego future interest income on the principal repaid early and to reinvest income or proceeds at generally lower interest rates, thus reducing the Fund’s yield. In addition, certain debt instruments, including mortgage- and other ABS, are subject to extension risk, the risk that payments on principal may occur at a slower rate or later than expected. In this event, the expected maturity could lengthen as short or intermediate-term instruments become longer-term instruments, which would make the investment more sensitive to changes in interest rates.
Senior Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Senior Loans Risk. The Fund may invest in senior secured floating rate Loans made to corporations and other non-governmental entities and issuers (“Senior Loans”). Senior Loans typically hold the most senior position in the capital structure of the issuing entity, are typically secured with specific collateral and typically have a claim on the assets of the borrower, including stock owned by the borrower in its subsidiaries, that is senior to that held by junior lien creditors, subordinated debt holders and stockholders of the borrower. The Fund’s investments in Senior Loans are typically below-investment grade and are considered speculative because of the credit risk of the applicable issuer, including increased credit risk.

There is less readily-available, reliable information about most Senior Loans than is the case for many other types of securities. In addition, there is rarely a minimum rating or other independent evaluation of a borrower or its securities, and GPIM relies primarily on its own evaluation of a borrower’s credit quality rather than on any available independent sources. As a result, the Fund is particularly dependent on the analytical abilities of GPIM with respect to investments in Senior Loans. GPIM’s judgment about the credit quality of a borrower may be wrong. Loans and other debt instruments are also subject to the risk of price declines due to increases in prevailing interest rates, although floating-rate debt instruments are less exposed to this risk than fixed-rate debt instruments. Interest rate changes may also increase prepayments of debt obligations and require the Fund to invest assets at lower yields.

In addition, extension risk (the risk that payments on principal will occur at a slower rate or later than expected) is heightened in market environments where interest rates are higher or rising. During periods of deteriorating economic conditions, such as recessions or periods of rising unemployment, or changing interest rates (notably increases), delinquencies and losses generally increase, sometimes dramatically, with respect to obligations under such loans. An economic downturn or individual corporate developments could adversely affect the value and market for these instruments and reduce the Fund’s ability to sell these instruments at an advantageous time or price. An economic downturn would generally lead to a higher non-payment rate, and a Senior Loan may lose significant market value before a default occurs.

Second Lien Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Second Lien Loans Risk. The Fund may invest in “second lien” secured floating rate Loans made by public and private corporations and other non-governmental entities and issuers for a variety of purposes (“Second Lien Loans”). Second Lien Loans are typically second in right of payment and/or second in right of priority with respect to collateral remedies to one or more Senior Loans of the related borrower. Second Lien Loans are subject to the same risks associated with investment in Senior Loans and other lower grade Income Securities. However, Second Lien Loans are second in right of payment and/or second in right of priority with respect to collateral remedies to Senior Loans and therefore are subject to the additional risk that the cash flow of the borrower and/or the value of any property securing the Loan may be insufficient to meet scheduled payments or otherwise be available to repay the Loan after giving effect to payments in respect of a Senior Loan, including payments made with the proceeds of any property securing the Loan and any senior secured obligations of the borrower. Second Lien Loans are expected to have greater price volatility and exposure to losses upon default than Senior Loans and may be less liquid. There is also a possibility that originators will not be able to sell participations in Second Lien Loans, which would create greater credit risk exposure.
Subordinated Secured Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Subordinated Secured Loans Risk. Subordinated secured Loans generally are subject to similar risks as those associated with investment in Senior Loans, Second Lien Loans and below-investment grade securities. However, such loans may rank lower in right of payment than any outstanding Senior Loans, Second Lien Loans or other debt instruments with higher priority of the borrower and therefore are subject to additional risk that the cash flow of the borrower and any property securing the Loan may be insufficient to meet scheduled payments and repayment of principal in the event of default or bankruptcy after giving effect to the higher-ranking secured obligations of the borrower. Subordinated secured loans are expected to have greater price volatility than Senior Loans and Second Lien Loans and may be less liquid.

Unsecured Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Unsecured Loans Risk. Unsecured Loans generally are subject to similar risks as those associated with investment in Senior Loans, Second Lien Loans, subordinated secured loans and below-investment grade securities. However, because unsecured Loans have lower priority in right of payment to any higher-ranking obligations of the borrower and are not backed by a security interest in any specific collateral, they are subject to additional risk that the cash flow of the borrower and available assets may be insufficient to meet scheduled payments and repayment of principal after giving effect to any higher-ranking obligations of the borrower. Unsecured Loans are expected to have greater price volatility than Senior Loans, Second Lien Loans and subordinated secured Loans and may be less liquid.
Loans And Loan Participation And Assignments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Loans and Loan Participations and Assignments Risk. The Fund may invest in loans directly or through participations or assignments. The Fund may purchase loans on a direct assignment basis from a participant in the original syndicate of lenders or from subsequent assignees of such interests. The Fund may also purchase, without limitation, participations in loans. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the purchaser’s rights can be more restricted than those of the assigning institution, and, in any event, the Fund may not be able to unilaterally enforce all rights and remedies under the Loan and with regard to any associated collateral. The Fund’s interest in a particular loan and/or in particular collateral securing a loan may be subordinate to the interests of other creditors of the obligor, which leads to the risk of subordination to other creditors. A participation typically results in a contractual relationship only with the institution participating out the interest, not with the borrower. In purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will be exposed to the credit risk of both the borrower and the institution selling the participation. Further, in purchasing participations in lending syndicates, the Fund may not be able to conduct the same due diligence on the borrower with respect to a Senior Loan that the Fund would otherwise conduct. In addition, as a holder of the participations, the Fund may not have voting rights or inspection rights that the Fund would otherwise have if it were investing directly in the Loan, which may result in the Fund being exposed to greater credit or fraud risk with respect to the borrower or the Loan. Lenders selling a participation and other persons inter-positioned between the lender and the Fund with respect to a participation will likely conduct their principal business activities in the banking, finance and financial services industries. Because the Fund may invest in participations, the Fund may be more susceptible to economic, political or regulatory occurrences affecting such industries.

Loans are especially vulnerable to the financial health, or perceived financial health, of the borrower but are also particularly susceptible to economic and market sentiment such that changes in these conditions or the occurrence of other economic or market events may reduce the demand for loans, increase the risks associated with such investments and cause their value to decline rapidly and unpredictably. Many loans and loan interests are subject to legal or contractual restrictions on transfer, resale or assignment that may limit the ability of the Fund to sell its interest in a Loan at an advantageous time or price. Transactions in Loans are often subject to long settlement periods. The Fund thus is subject to the risk of selling other investments at disadvantageous times or prices or taking other actions necessary to raise cash to meet its obligations such as borrowing from a bank or holding additional cash, particularly during periods of unusual market or economic conditions or financial stress. Investments in loans can also be difficult to value accurately because of, among other factors, limited public information regarding the loans or the borrowers. Risks associated with investments in loans are increased if the loans are secured by a single asset. Loans may offer a fixed rate or floating rate of interest. Loans may decline in value if their interest rates do not rise as much or as fast as interest rates in general. For example, the interest rates on floating rate loans typically adjust only periodically and therefore the interest rate payable under such loans may significantly trail market interest rates.

The Fund invests in or is exposed to Loans and other similar debt obligations that are sometimes referred to as “covenant-lite” loans or obligations (“covenant-lite obligations”), which are loans or other similar debt obligations that lack financial maintenance covenants or possess fewer or contingent financial maintenance covenants and other financial protections for lenders and investors. Exposure may also be obtained to covenant-lite obligations through investment in securitization vehicles and other structured products. Covenant-lite obligations may carry more risk than traditional loans as they allow borrowers to engage in activities that would otherwise be difficult or impossible under an agreement that is not covenant-lite. The Fund may have fewer rights with respect to covenant-lite obligations, including fewer protections against the possibility of default and fewer remedies in the event of default as the lender may not have the opportunity to negotiate with the borrower prior to default. As a result, investments in (or exposure to) covenant-lite obligations are subject to more risk than investments in (or exposure to) certain other types of obligations. In the event of default, covenant-lite obligations may exhibit diminished recovery values as the lender may not have the opportunity to negotiate with the borrower prior to default. In addition, the Fund may receive less or less frequent financial reporting from a borrower under a covenant-lite obligation, which may result in more limited access to financial information, difficulty evaluating the borrower’s financial performance over time and delays in exercising rights and remedies in the event of a significant financial decline.

The Fund is subject to other risks associated with investments in (or exposure to) Loans and other similar obligations, including that such Loans or obligations may not be considered “securities” under federal securities laws and, as a result, the Fund may not be entitled to rely on the anti-fraud protections under the federal securities laws and instead may have to resort to state law and direct claims.

Mezanine Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Mezzanine Investments Risk. The Fund may invest in certain lower grade securities known as “Mezzanine Investments,” which are subordinated debt securities that are generally issued in private placements in connection with an equity security (e.g., with attached warrants) or may be convertible into equity securities. Mezzanine Investments are subject to the same risks associated with investment in Senior Loans, Second Lien Loans and other lower grade Income Securities. However, Mezzanine Investments may rank lower in right of payment than any outstanding Senior Loans and Second Lien Loans of the borrower, or may be unsecured (i.e., not backed by a security interest in any specific collateral), and are subject to the additional risk that the cash flow of the borrower and available assets may be insufficient to meet scheduled payments after giving effect to any higher-ranking obligations of the borrower. Mezzanine Investments are expected to have greater price volatility and exposure to losses upon default than Senior Loans and Second Lien Loans and may be less liquid.

Covered Call Option And Put Options Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Risks Associated with the Fund’s Covered Call Option Strategy and Put Options. As part of its Common Equity Securities strategy, the Fund employs a strategy of writing (selling) covered call options (“Covered Call Option Strategy”) and may, from time to time, buy put options or sell covered put options on individual Common Equity Securities and, to a lesser extent, pursue a strategy that includes the sale (writing) of both covered call options and put options on indices of securities and sectors of securities.

The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument, at a certain price up to a specified point in time or on expiration, depending on the terms. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) to the buyer of the option the underlying instrument upon the option buyer’s exercise of the option. The risk in writing a call option is that the Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. A substantial portion of the options written by the Fund may be over-the-counter (“OTC”) options. OTC options are subject to heightened counterparty, credit, liquidity and valuation risks.

The ability of the Fund to achieve its investment objective is partially dependent on the successful implementation of its Covered Call Option Strategy. There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skills and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

The Fund may write call options on individual securities, securities indices, ETFs and baskets of securities. A call option is “covered” if the Fund owns the security or instrument underlying the call or has an absolute right to acquire the security or instrument without additional cash consideration (or, if additional cash consideration is required, cash or assets determined to be liquid by GPIM in such amount are designated or earmarked on the Fund’s books and records). A call option is also covered if the Fund holds a call on the same security as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by the Fund in designated assets determined to be liquid by GPIM as described above. As a seller of covered call options, the Fund faces the risk that it will forgo the opportunity to profit from increases in the market value of the security or instrument covering the call option during an option’s life. As the Fund writes covered calls over more of its portfolio, its ability to benefit from capital appreciation becomes more limited. For certain types of options, the writer of the option will have no control over the time when it may be required to fulfill its obligation under the option. There can be no assurance that a liquid market will exist if and when the Fund seeks to close out an option position. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security or instrument at the exercise price.

The Fund may purchase and write exchange-listed and over the counter (“OTC”) options. Options written by the Fund with respect to non-U.S. securities, indices or sectors and other instruments generally will be OTC options. OTC options differ from exchange-listed options in several respects. They are transacted directly with the dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. The Fund’s ability to terminate OTC options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. The hours of trading for options may not conform to the hours during which the underlying securities are traded. The Fund’s options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded.

The Fund may also purchase put options and write covered put options. A put option written by the Fund on a security is “covered” if the Fund designates or earmarks assets determined to be liquid by GPIM, equal to the exercise price. A put option is also covered if the Fund holds a put on the same security as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is maintained by the Fund in designated or earmarked assets determined to be liquid by GPIM. As a seller of covered put options, the Fund bears the risk of loss if the value of the underlying security or instrument declines below the exercise price minus the put premium. If the option is exercised, the Fund could incur a loss if it is required to purchase the security or instrument underlying the put option at a price greater than the market price of the security or instrument at the time of exercise plus the put premium the Fund received when it wrote the option. The Fund’s potential gain in writing a covered put option is limited to distributions earned on the liquid assets securing the put option plus the premium received from the purchaser of the put option; however, the Fund risks a loss equal to the entire exercise price of the option minus the put premium.

Short Sales Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Short Sales Risk. The Fund may make short sales of securities. Short selling a security involves selling a borrowed security with the expectation that the value of that security will decline, so that the security may be purchased at a lower price when returning the borrowed security. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss will be increased, by the transaction costs incurred by the Fund, including the costs associated with providing collateral to the broker-dealer (usually cash and liquid securities) and the maintenance of collateral with its custodian. Although the Fund’s gain is limited to the price at which it sold the security short, its potential loss is theoretically unlimited and may be greater than a direct investment in the security itself because the price of the borrowed or reference security may rise. The Fund may not always be able to close out a short position at a particular time or at an acceptable price. A lender may request that borrowed securities be returned to it on short notice, and the Fund may have to buy the borrowed securities at an unfavorable price, resulting in a loss. Short sales also subject the Fund to risks related to the lender (such as bankruptcy risks) or the general risk that the lender does not comply with its obligations.

Structured Finance Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Structured Finance Investments Risk. The Fund’s structured finance investments may include residential and commercial mortgage-related and other ABS issued by governmental entities and private issuers. Holders of structured finance investments bear risks of the underlying investments, index or reference obligation and are subject to counterparty and other risks. The Fund generally has the right to receive payments only from the structured product, and generally does not have direct rights against the issuer or the entity that sold the assets to be securitized. While certain structured finance investments enable the investor to acquire interests in a pool of securities without the brokerage and other expenses associated with directly holding the same securities, investors in structured finance investments generally pay their share of the structured product’s administrative and other expenses. Although it is difficult to accurately predict whether the prices of indices and securities underlying structured finance investments will rise or fall, these prices (and, therefore, the prices of structured finance investments) will be influenced by the same types of political, economic and other events that affect issuers of securities and capital markets generally. Moreover, other types of events, domestic or international, may affect general economic conditions and financial markets, such as pandemics, armed conflicts, energy supply or price disruptions, natural disasters and man-made disasters, which may have a significant effect on the underlying assets. If the issuer of a structured product uses shorter term financing to purchase longer term securities, the issuer may be forced to sell its securities at below market prices if it experiences difficulty in obtaining short-term financing, which may adversely affect the value of the structured finance investment owned by the Fund.
Collateralized Mortgage-Backed Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Mortgage-Backed Securities (“MBS”) Risk. MBS represent an interest in a pool of mortgages. MBS are subject to certain risks, such as: credit risk associated with the performance of the underlying mortgage properties and of the borrowers owning these properties; risks associated with their structure and execution (including the collateral, the process by which principal and interest payments are allocated and distributed to investors and how credit losses affect the return to investors in such MBS); risks associated with the servicer of the underlying mortgages; adverse changes in economic conditions and circumstances, which are more likely to have an adverse impact on MBS secured by loans on certain types of commercial properties than on those secured by loans on residential properties; prepayment and extension risks associated with the underlying assets of certain MBS, which can shorten the weighted average maturity and lower the return of the MBS, or lengthen the expected maturity, respectively, leading to significant fluctuations in the value of and income generated by the MBS; loss of all or part of the premium, if any, paid; and decline in the market value of the security, whether resulting from changes in interest rates, prepayments on the underlying mortgage collateral or perceptions of the credit risk associated with the underlying mortgage collateral. The value of MBS may be substantially dependent on the servicing of the underlying pool of mortgages. In addition, the Fund’s level of investment in MBS of a particular type or in MBS issued or guaranteed by affiliated obligors, serviced by the same servicer or backed by underlying collateral located in a specific geographic region, may subject the Fund to additional risk.

Non-agency MBS (i.e., MBS issued by commercial banks, savings and loans institutions, mortgage bankers, private mortgage insurance companies and other non-governmental issuers) are subject to the risk that the value of such securities will decline because, among other things, the securities are not guaranteed as to principal or interest by the U.S. government or a government sponsored enterprise. Non-agency MBS typically have less favorable underwriting characteristics (such as credit and default risk and collateral) and a wider range in terms (such as interest rate, term and borrower characteristics) than agency MBS. When issued in different tranches, individual tranches of non-agency MBS may subject to increased (and sometimes different) credit, prepayment and liquidity and valuation risks as compared to other tranches. Non-agency MBS are often subject to greater credit, prepayment and liquidity and valuation risks than agency MBS, and they are generally subject to greater price fluctuation and likelihood of reduced income than agency MBS, especially during periods of weakness or perceived weakness in the mortgage and real estate sectors.

The general effects of inflation on the U.S. economy can be wide-ranging, as evidenced by rising interest rates, wages and costs of consumer goods and necessities. The long-term effects of inflation on the general economy and on any individual mortgagor are unclear, and in certain cases, rising inflation and costs may affect a mortgagor’s ability to repay its related mortgage loan, thereby reducing the amount received by the holders of MBS with respect to such mortgage loan. Additionally, increased rates of inflation may negatively affect the value of certain MBS in the secondary market. MBS are particularly sensitive to changes in interest rates. During periods of declining economic conditions, losses on mortgages underlying MBS generally increase. In addition, MBS, such as CMBS and RMBS, are subject to the risks of asset-backed securities generally and are particularly sensitive to changes in interest rates and developments in the commercial or residential real estate markets, which may adversely affect the Fund’s holdings of MBS. For example, rising interest rates generally result in a decline in the value of mortgage-related securities, such as CMBS and RMBS. MBS are also subject to risks similar to those associated with investing in real estate, such as the possible decline in the value of (or income generated by) the real estate, variations in rental income, fluctuations in occupancy levels and demand for properties or real estate-related services, changes in interest rates and changes in the availability or terms of mortgages and other financing that may render the sale or refinancing of properties difficult or unattractive.

Additional risks relating to investments in MBS may arise principally because of the type of MBS in which the Fund invests, with such risks primarily associated with the particular assets collateralizing the MBS and the structure of such MBS. For example, collateralized mortgage obligations (“CMOs”), which are MBS that are typically collateralized by mortgage loans or mortgage pass-through securities and multi-class pass-through securities, are commonly structured as equity interests in a trust composed of mortgage loans or other MBS. CMOs are usually issued in multiple classes, often referred to as “tranches,” with each tranche having a specific fixed or floating coupon rate and stated maturity or final distribution date. Under the traditional CMO structure, the cash flows generated by the mortgages or mortgage pass-through securities in the collateral pool are used to first pay interest and then pay principal to the holders of the CMOs. Subject to the provisions of individual CMO issues, the cash flow generated by the underlying collateral (to the extent it exceeds the amount required to pay the stated interest) is used to retire the bonds. As a result of these and other structural characteristics of CMOs, CMOs may have complex or highly variable prepayment terms, such as companion classes, interest only or principal only payments, inverse floaters and residuals. These investments generally entail greater market, prepayment and liquidity risks than other MBS, and may be more volatile or less liquid than other MBS. CMOs are further subject to certain risks specific to these securities. For example, the average life of CMOs is typically determined using mathematical models that incorporate prepayment and other assumptions that involve estimates of future economic and market conditions, which may prove to be incorrect, particularly in periods of heightened market volatility. Further, the average weighted life of certain CMOs may not accurately reflect the price volatility of such securities, resulting in price fluctuations greater than what would be expected from interest rate movements alone.

MBS generally are classified as either CMBS or residential mortgage-backed securities (“RMBS”), each of which are subject to certain specific risks.

Commercial Mortgage Backed Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Commercial Mortgage-Backed Securities Risk. The market for CMBS developed more recently and, in terms of total outstanding principal amount of issues, is relatively small compared to the market for RMBS. CMBS are subject to particular risks, such as those associated with lack of standardized terms, shorter maturities than residential mortgage loans and payment of all or substantially all of the principal only at maturity rather than regular amortization of principal. In addition, commercial lending generally is viewed as exposing the lender to a greater risk of loss than residential lending. Commercial lending typically involves larger loans to single borrowers or groups of related borrowers than residential mortgage loans. In addition, the repayment of loans secured by income producing properties typically is dependent upon the successful operation of the related real estate project and the cash flow generated therefrom. Moreover, economic decline in the businesses operated by the tenants of office properties may increase the likelihood that the tenants may be unable to pay their rents or that properties may be unable to attract or retain tenants. Moreover, other types of events, domestic or international, may affect general economic conditions and financial markets, such as pandemics, armed conflicts, energy supply or price disruptions, natural disasters and man-made disasters, which may have a significant effect on the underlying commercial mortgage loans.
Residential Mortgage Backed Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Residential Mortgage-Backed Securities Risk. Home mortgage loans are typically grouped together into pools by banks and other lending institutions, and interests in these pools are then sold to investors, allowing the bank or other lending institution to have more money available to loan to home buyers. RMBS are particularly subject to the credit risk of the borrower. Credit-related risk on RMBS primarily arises from losses due to delinquencies and defaults by the borrowers in payments on the underlying mortgage loans and breaches by originators and servicers of their obligations under the underlying documentation pursuant to which the RMBS are issued. RMBS are also subject to the risks of MBS generally and the residential real estate markets. The rate of delinquencies and defaults on residential mortgage loans and the aggregate amount of the resulting losses will be affected by a number of factors, including general economic conditions, particularly those in the area where the related mortgaged property is located, the level of the borrower’s equity in the mortgaged property and the individual financial circumstances of the borrower. If a residential mortgage loan is in default, foreclosure on the related residential property may be a lengthy and difficult process involving significant legal and other expenses. The net proceeds obtained by the holder on a residential mortgage loan following the foreclosure on the related property may be less than the total amount that remains due on the loan. The prospect of incurring a loss upon the foreclosure of the related property may lead the holder of the residential mortgage loan to restructure the residential mortgage loan or otherwise delay the foreclosure process. The risk of non-payment is greater for RMBS that are backed by loans that were originated under weak underwriting standards, including loans made to borrowers with limited means to make repayment. RMBS are also subject to risks associated with the actions of mortgage lenders in the marketplace, which may reduce the availability of mortgage credit to prospective mortgagors. This may result in limited financing alternatives for mortgagors seeking to refinance their existing loans, which may in turn result in higher rates of delinquencies, defaults and losses on mortgages.

Income from and values of RMBS and CMBS also may be greatly affected by demographic trends, such as population shifts or changing tastes and values, or increasing vacancies or declining rents resulting from legal, cultural technological, global or local economic developments, as well as reduced demand for properties and public health conditions.

Asset Backed Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Asset-Backed Securities Risk. ABS are a form of structured debt obligation. In addition to the general risks associated with credit securities discussed herein and the risks discussed under “Structured Finance Investments Risk,” ABS are subject to additional risks, and are particularly subject to interest rate and credit risks. Compared to other fixed income investments with similar maturity and credit risk, ABS generally increase in value to a lesser extent when interest rates decline and generally decline in value to a similar or greater extent when interest rates rise. ABS are also subject to liquidity and valuation risk and, therefore, may be difficult to value accurately or sell at an advantageous time or price and involve greater transaction costs and wider bid/ask spreads than certain other instruments. While traditional fixed-income securities typically pay a fixed rate of interest until maturity, when the entire principal amount is due, an ABS represents an interest in a pool of assets, such as automobile loans, credit card receivables, unsecured consumer loans or student loans, that has been securitized and provides for monthly or other periodic payments of interest, at a fixed or floating rate, and principal from the cash flow of these assets. This pool of assets (and any related assets of the issuing entity) is the only source of payment for the ABS. The ability of an ABS issuer to make payments on the ABS, and the timing of such payments, is therefore dependent on collections on these underlying assets, which may be insufficient to make interest and principal payments. The recoveries on the underlying collateral may not, in some cases, be sufficient to support payments on these securities, or may be unavailable in the event of a default and enforcing rights with respect to these assets or collateral may be difficult and costly, which may result in losses to investors in an ABS. The collateral underlying ABS may constitute assets related to a wide range of industries such as credit card and automobile receivables or other assets derived from consumer, commercial or corporate sectors, and these underlying assets may be secured or unsecured. ABS are particularly subject to interest rate risk and credit risk. Compared to other fixed income investments with similar maturity and credit, ABS generally increase in value to a lesser extent when interest rates decline and generally decline in value to a similar or greater extent when interest rates rise.

C L O C D O And C B O Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	CLO, CDO and CBO Risk. In addition to the general risks (such as interest rate risk, prepayment risk, extension risk, market risk, credit risk and liquidity and valuation risk) associated with debt securities discussed herein and the risks discussed under “Structured Finance Investments Risks,” collateralized loan obligations (“CLOs”), collateralized debt obligations (“CDOs”), and collateralized bond obligations (“CBOs”) are subject to additional risks due to their complex structure and highly leveraged nature, such as higher risk of volatility and magnified financial losses. CLOs, CDOs and CBOs are subject to risks associated with the possibility that distributions from collateral securities may not be adequate to make interest or other payments. The value of and income from securities issued by CLOs, CDOs and CBOs also may decrease because of, among other developments, changes in market value; underlying loan, debt or bond defaults or delinquencies; changes in the market’s perception of the creditworthiness of the servicer of the assets, the originator of an asset in the pool, or the financial institution or fund providing the credit support or enhancement; loan performance and prices; broader market sentiment, including expectations regarding future loan defaults; liquidity conditions; and supply and demand for structured products. Additionally, the indirect investment structure of CLOs, CDOs and CBOs presents certain risks to the Fund such as less liquidity compared with holding the underlying assets directly. CLOs, CDOs and CBOs normally charge management fees and administrative expenses, which would be borne by the Fund. The terms of many structured finance investments, including CLOs, CDOs and CBOs, are tied to the Secured Overnight Financing Rate (“SOFR”) or other reference rates based on SOFR. These relatively new and developing rates may not match the reference rate applicable to the underlying assets related to these investments. These events may adversely affect the Fund and its investments in CLOs, CDOs and CBOs, including their value, volatility and liquidity.
U S Government Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	U.S. Government Securities Risk. U.S. government securities are subject to market and interest rate risk, as well as varying degrees of credit risk. Different types of U.S. government securities have different relative levels of credit risk depending on the nature of the particular government support for that security. U.S. government securities may be supported by: (i) the full faith and credit of the United States government; (ii) the ability of the issuer to borrow from the U.S. Treasury; (iii) the credit of the issuing agency, instrumentality or government-sponsored entity (“GSE”); (iv) pools of assets (e.g., MBS); or (v) the United States in some other way. The U.S. government and its agencies and instrumentalities do not guarantee the market value of their securities, which may fluctuate in value and are subject to investment risks, and certain U.S. government securities may not be backed by the full faith and credit of the United States government and, thus, are subject to greater credit risk than other types of U.S. government securities. Any downgrades of the U.S. credit rating could increase volatility in both stock and bond markets, result in higher interest rates and higher Treasury yields and increase the costs of all debt generally. The value of U.S. government obligations may be adversely affected by changes in interest rates. There is no guarantee that the U.S. government will provide support to its agencies and GSEs if they are unable to meet their obligations. In addition, it is possible that the issuers of some U.S. government securities will not have the funds to timely meet their payment obligations in the future and there is a risk of default.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Valuation Risk. GPIM may use the fair value method to value investments if market quotations for them are not readily available or are deemed unreliable, or if events occurring after the close of a securities market and before the Fund values its assets would materially affect net asset value. Because the secondary markets for certain investments may be limited, they may be particularly difficult to value. Where market quotations are not readily available, valuation may require more research than for more liquid investments. In addition, elements of judgment may play a greater role in valuation in such cases than for investments with a more active secondary market because there is less reliable objective data available. A security that is fair valued may be valued at a price higher or lower than the value determined by other funds using their own fair valuation procedures. Prices obtained by the Fund upon the sales of such securities may not equal the value at which the Fund carried the investment on its books, which would adversely affect the net asset value of the Fund.
Operational Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Operational Risk. The Fund is exposed to, and may be subject to losses from, operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology, systems failures or external events, including natural disasters. The Fund and its service providers, including the Investment Manager, seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.
Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Interest Rate Risk. Fixed-income and other debt instruments are subject to the possibility that interest rates could change (or are expected to change). Changes in interest rates (or the expectation of such changes) can be sudden, significant and frequent and may adversely affect the Fund’s investments in these instruments, such as the value or liquidity of, and income generated by, the investments or increase risks associated with such investments, such as credit or default risks. In addition, changes in interest rates, including rates that fall below zero, can have unpredictable effects on markets and can adversely affect the Fund’s yield, income and performance. Generally, when interest rates increase, the values of fixed-income and other debt instruments decline, and when interest rates decrease, the values of fixed-income and other debt instruments rise. Changes in interest rates also adversely affect the yield generated by certain fixed-income and other debt instruments (“Income Securities”) or result in the issuance of lower yielding Income Securities. The U.S. Federal Reserve Board (“Federal Reserve”) has decreased interest rates recently in response to economic conditions, including inflation rates. The Federal Reserve’s actions present heightened risks to fixed-income and debt instruments, and such risks could be even further heightened if these actions are unexpectedly or suddenly reversed or are ineffective in achieving their desired outcomes. It is difficult to accurately predict how long, and whether, the Federal Reserve’s current stance on interest rates will persist and the impact these actions will have on the economy and the Fund’s investments and the markets where they trade. The Federal Reserve’s monetary policy is subject to change at any time and potentially frequently based on a variety of market and economic conditions.